Vessels and other fixed assets, net (Details Narrative) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Other operational gain	$ 33,676	$ 2,103
Loss / (gain) on sale of vessels (Note 6)	$ 34	$ 0
Number of vessels owned	120
First-priority mortgage [Member]
Property, Plant and Equipment [Line Items]
Number of vessels owned as collateral	98
Debt Instrument, Collateral Amount	$ 2,149,014
Lease Agreements [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Collateral Amount	$ 319,558
Number of vessels owned	11
Second-priority mortgage [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Collateral Amount	$ 352,136
Number of vessels owned	18
Star Pavlina Constructive Total Loss [Member]
Property, Plant and Equipment [Line Items]
Other operational gain	$ 28,163
Star Pavlina War Risk Insurance [Member]
Property, Plant and Equipment [Line Items]
Other operational gain	$ 2,658
Star Borealis and Star Polaris [Member]
Property, Plant and Equipment [Line Items]
Date of sale	Mar. 24, 2023
Asset Impairment Charges	$ 7,700
Star Borealis [Member]
Property, Plant and Equipment [Line Items]
Loss / (gain) on sale of vessels (Note 6)	$ 34
Star Centaurus, Star Columba, Star Aquila, Star Hercules and Star Cephueus [Member]
Property, Plant and Equipment [Line Items]
Date of sale	May 26, 2023
Asset Impairment Charges	$ 0
Expected gain on sale of vessel			$ 20